FAIR VALUE OPTION Q - Schedule of Realized and Net Change in Unrealized Gains Losses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Fair Value Disclosures [Abstract]
Realized Gains / (Losses)	$ (4,400)	$ 2,127	$ 32,512	$ 3,202
Net Change in Unrealized Gains / (Losses)	$ 64,831	$ (53,425)	$ (30,063)	$ 106,673